Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Investments in affiliated companies and joint ventures
Investments	$ 8,173	$ 8,767	$ 8,552	$ 8,173	$ 8,552	$ 8,093
Goodwill	2,948			2,948		3,026
Equity in earnings (losses) of investee adjustments	158	243	406	401	686
Dividends received	112	60	343	172	593
Bulk Material
Investments in affiliated companies and joint ventures
Investments	1,477	1,633	1,478	1,477	1,478
Equity in earnings (losses) of investee adjustments	186	245	339	431	597
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,212			1,212		1,109
Equity in earnings (losses) of investee adjustments	173	231	319	404	558
Dividends received	65		284	65	534
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	265	254	262	265	262	239
Equity in earnings (losses) of investee adjustments	13	14	14	27	33
Dividends received		60		60
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.11%			51.11%
Participation in capital, total (as a percent)	51.00%			51.00%
Net equity	333			333
Net income (loss) of the period				17
Investments	170			170		173
Equity in earnings (losses) of investee adjustments	3	6	15	9	23
Dividends received	26		22	26	22
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.89%			50.89%
Net equity	248			248
Net income (loss) of the period				62
Investments	126			126		115
Equity in earnings (losses) of investee adjustments	29	2	5	31	8
Dividends received	11		20	11	20
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	198			198
Net income (loss) of the period				30
Investments	100			100		78
Equity in earnings (losses) of investee adjustments	8	7	8	15	18
Dividends received	10		17	10	17
Bulk Material | Companhia Italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.90%			50.90%
Net equity	119			119
Net income (loss) of the period				14
Investments	61			61		80
Equity in earnings (losses) of investee adjustments	1	6	15	7	25
Dividends received	18			18
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	52			52
Net income (loss) of the period				6
Investments	26			26		29
Equity in earnings (losses) of investee adjustments	(3)	3	(5)		(4)
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	1,144			1,144
Net income (loss) of the period				697
Investments	626			626		528
Goodwill	54			54		58
Equity in earnings (losses) of investee adjustments	140	209	278	349	485
Dividends received			225		475
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	58			58
Net income (loss) of the period				4
Investments	29			29		35
Equity in earnings (losses) of investee adjustments	2		2	2	4
Bulk Material | Zhuhai YPM Pellet e Co, Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	91			91
Net income (loss) of the period				1
Investments	23			23		23
Equity in earnings (losses) of investee adjustments			1
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	43.04%			43.04%
Participation in capital, total (as a percent)	43.04%			43.04%
Net equity	115			115
Net income (loss) of the period				(18)
Investments	51			51		48
Equity in earnings (losses) of investee adjustments	(7)	(2)		(9)	(1)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	1,258			1,258
Net income (loss) of the period				134
Investments	314			314		282
Equity in earnings (losses) of investee adjustments	16	18	18	34	42
Dividends received		60		60
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	(195)			(195)
Net income (loss) of the period				(26)
Investments	(49)			(49)		(43)
Equity in earnings (losses) of investee adjustments	(3)	(4)	(4)	(7)	(9)
Base Metals
Investments in affiliated companies and joint ventures
Investments	3,550	3,832	3,832	3,550	3,832
Equity in earnings (losses) of investee adjustments	3	34	(2)	37	(5)
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	120			120		144
Equity in earnings (losses) of investee adjustments	4	7	1	11	3
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	233			233		234
Equity in earnings (losses) of investee adjustments	(2)	(1)	(2)	(3)	(7)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	25			25		11
Equity in earnings (losses) of investee adjustments	1			1
Base Metals | Aluminium
Investments in affiliated companies and joint ventures
Investments	3,172			3,172		3,227
Equity in earnings (losses) of investee adjustments		28	50	28	50
Dividends received	47		52	47	52
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	653			653		665
Equity in earnings (losses) of investee adjustments	15	30	33	45	69
Dividends received			7		7
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	2,139			2,139		2,035
Equity in earnings (losses) of investee adjustments	(38)	(34)	(3)	(72)	(5)
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	354			354		429
Equity in earnings (losses) of investee adjustments	(8)	(32)	(6)	(40)	(15)
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments						1
Base Metals | Others, available for sale | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments						429
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	40.00%			40.00%
Participation in capital, total (as a percent)	40.00%			40.00%
Net equity	299			299
Net income (loss) of the period				26
Investments	120			120		144
Equity in earnings (losses) of investee adjustments	4	7	1	11	3
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	467			467
Net income (loss) of the period				(6)
Investments	233			233		234
Equity in earnings (losses) of investee adjustments	(2)	(1)	(2)	(3)	(7)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	6			6		6
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	76			76
Net income (loss) of the period				4
Investments	19			19		4
Equity in earnings (losses) of investee adjustments	1			1
Base Metals | Norsk Hydro ASA | Aluminium
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	22.00%			22.00%
Participation in capital, total (as a percent)	22.00%			22.00%
Net equity	14,418			14,418
Net income (loss) of the period				127
Investments	3,172			3,172		3,227
Equity in earnings (losses) of investee adjustments		28	50	28	50
Dividends received	47		52	47	52
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	31.33%			31.33%
Participation in capital, total (as a percent)	31.33%			31.33%
Net equity	278			278
Net income (loss) of the period				(42)
Investments	93			93		114
Equity in earnings (losses) of investee adjustments	(4)	(10)	(2)	(14)	(2)
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	46.75%			46.75%
Participation in capital, total (as a percent)	47.59%			47.59%
Net equity	1,182			1,182
Net income (loss) of the period				126
Investments	560			560		551
Equity in earnings (losses) of investee adjustments	19	40	35	59	71
Dividends received			7		7
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	352			352
Net income (loss) of the period				30
Investments	176			176		161
Equity in earnings (losses) of investee adjustments	9	6	7	15	13
Base Metals | CSP - Companhia Siderurgica do PECEM | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	903			903
Net income (loss) of the period				(3)
Investments	452			452		267
Equity in earnings (losses) of investee adjustments	(1)	(1)		(2)
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica do Atlantico | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	26.87%			26.87%
Participation in capital, total (as a percent)	26.87%			26.87%
Net equity	5,623			5,623
Net income (loss) of the period				(317)
Investments	1,511			1,511		1,607
Equity in earnings (losses) of investee adjustments	(46)	(39)	(10)	(85)	(18)
Base Metals | Norte Energia S.A. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	9.00%			9.00%
Participation in capital, total (as a percent)	9.00%			9.00%
Net equity	721			721
Net income (loss) of the period				(11)
Investments	65			65		75
Equity in earnings (losses) of investee adjustments	(1)			(1)
Base Metals | Vale Solucoes em Energia (S.A.) | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	52.77%			52.77%
Participation in capital, total (as a percent)	52.77%			52.77%
Net equity	188			188
Net income (loss) of the period				(76)
Investments	110			110		145
Equity in earnings (losses) of investee adjustments	(8)	(32)	(6)	(40)	(15)
Base Metals | Others | Nickel
Investments in affiliated companies and joint ventures
Investments						1
Base Metals | Others | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	179			179		209
Equity in earnings (losses) of investee adjustments	$ 1			$ 1